Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2022	2021
Cash at bank and on hand	6,957,086	20,484,836
Total cash and cash equivalents	6,957,086	20,484,836

Schedule of cash and cash equivalents by currency

	December 31,	December 31,
	2022	2021
CHF	52.98%	44.33%
USD	42.10%	54.47%
EUR	2.69%	0.58%
GBP	2.23%	0.62%
Total	100.00%	100.00%

Schedule of cash and cash equivalents by credit rating

	December 31,	December 31,
	2022	2021
External credit rating of counterparty
P-1 / A-1	3,708,603	11,943,391
P-2 / A-2	3,031,028	—
Other	217,335	8,541,279
Cash on hand	120	166
Total cash and cash equivalents	6,957,086	20,484,836